Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Amortization expenses for intangible assets	¥ 66,597	$ 10,206	¥ 155,002	¥ 153,258
Amortization for Intangible Assets
2021	16,334				$ 2,503
2022	11,026				1,690
2023	8,917				1,367
2024	6,155				943
2025	4,270				654
Thereafter	24,660				3,780
Total	71,362				$ 10,937
Iintangible assets
Amortization expenses for intangible assets	¥ 64,536		¥ 152,941	¥ 153,087